Note 8 - Leases	12 Months Ended
Mar. 31, 2022
Notes to Financial Statements
Lessee, Operating and Finance Leases [Text Block]

8. Leases

The Company determines whether an arrangement is a lease at inception of the agreement. Presently, the Company leases land, machinery and equipment under various operating and financing leases.

Right-of-Use, or ROU, assets represent the Company’s right to use the underlying assets for the lease term and lease obligations represent the net present value of the Company’s obligation to make payments arising from these leases. ROU assets and lease obligations are recognized at commencement date based on the present value of lease payments over the lease term using the implicit lease interest rate or, when unknown, an incremental borrowing rate based on the information available at commencement date or April 1, 2019 for leases that commenced prior to that date.

Lease terms may include options to extend or terminate the lease, and the impact of these options are included in the calculation of the ROU asset and lease obligation only when the exercise of the option is at the Company’s sole discretion and it is reasonably certain that the Company will exercise that option. The Company will not separate lease and non-lease components for its leases when it is impractical to separate the two. In addition, the Company has certain leases that have variable payments based solely on output or usage of the leased asset. These variable operating lease assets are excluded from the Company’s balance sheet presentation and expensed as incurred. Leases with an initial term of 12 months or less, or short-term leases, are not recorded on the accompanying Consolidated Balance Sheets.

ROU assets and lease obligations for the Company’s operating and financing leases are disclosed separately in the Company’s Consolidated Balance Sheets.

The components of lease cost were as follows (in thousands):

	Fiscal Year:
	2022	2021
Lease cost:
Amortization of right of use asset	$5,970	$4,746
Interest on lease liabilities	1,048	1,102
Finance lease cost	7,018	5,848
Operating lease cost	19,250	23,736
Total lease cost	$26,268	$29,584

	Fiscal Year:
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$1,048	$1,102
Operating cash flows from operating leases	19,010	23,864
Financing cash flows from finance leases	7,868	6,321
Total	$27,926	$31,287

Right-of-use assets obtained in exchange for new finance lease liabilities	$10,226	$1,740
Right-of-use assets obtained in exchange for new operating lease liabilities	$8,508	$2,009
Weighted-average lease term (years):
Financing leases	4.6	4.5
Operating leases	4.3	3.5
Weighted-average discount rate (percentage):
Financing leases	3.4	4.1
Operating leases	4.2	4.4

Undiscounted future lease payments under non-cancelable operating leases and financial leases, along with a reconciliation of undiscounted cash flows to operating and financing lease liabilities, respectively, as of March 31, 2022 were as follows (in thousands):

Years ending March 31:	Operating	Financing
2023	$14,779	$9,247
2024	8,969	7,725
2025	5,130	4,361
2026	2,912	3,274
2027	2,460	2,216
2028-2032	5,063	3,874
Total minimum payment required	$39,313	$30,697
Less interest	3,186	2,329
Present value of minimum lease payments	36,127	28,368
Amount due within one year	13,594	8,426
Long-term lease obligation	$22,533	$19,942

Undiscounted future lease payments under non-cancelable operating leases and financial leases, along with a reconciliation of undiscounted cash flows to operating and financing lease liabilities, respectively, as of March 31, 2021 were as follows (in thousands):

Years ending March 31:	Operating	Financing
2022	$18,606	$7,665
2023	14,042	7,665
2024	7,118	6,096
2025	3,572	2,713
2026	1,729	1,625
2027-2032	3,151	2,786
Total minimum payment required	$48,218	$28,550
Less interest	3,402	2,540
Present value of minimum lease payments	44,816	26,010
Amount due within one year	17,047	6,778
Long-term lease obligation	$27,769	$19,232